Summary of significant accounting policies (Details 1) (Derivative Financial Instruments, Liabilities, USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Financial Instruments, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value	$ 5,569,047	$ 30,436,087
Fair value of warrants		325,285
Realized gain recorded in earnings	(4,852,399)	(23,135,827)
Value of warrants exercised recorded in APIC		(2,056,498)
Ending fair value	$ 716,648	$ 5,569,047